EARNINGS/ (LOSS) PER ADS - Schedule of Basic and Diluted Earnings Per ADS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income/(loss)		$ 6,614,460	$ 2,155,987	$ (11,680,155)
Less: Net income/(loss) attributed to noncontrolling interests		(247,413)	(622,668)	(2,848,932)
Total net income/(loss) attributed to ReneSola Ltd		6,861,873	2,778,655	(8,831,223)
Numerator for diluted income/(loss) per ADS		$ 6,861,873	$ 2,778,655	$ (8,831,223)
Denominator:
Denominator for basic earnings/(loss) per ADS - weighted average number of ADS outstanding	[1]	68,906,139	49,166,354	40,595,551
Dilutive effects of share options, RSUs and warrants		934,499	622,068	0
Denominator for diluted calculation - weighted average number of ADS outstanding	[1]	69,840,638	49,788,422	40,595,551
Basic earnings/(loss) per ADS		$ 0.10	$ 0.06	$ (0.22)
Diluted earnings/(loss) per ADS		$ 0.10	$ 0.06	$ (0.22)

[1]	Each American depositary shares (ADS) represents 10 common shares